INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of Income Tax Expenses

Income tax expenses comprise:

	Year ended December 31,
	2011	2012	2013
Current Tax Expenses (Benefit)	$20,647,400	$(1,894,736)	$(162,621)
Deferred Tax Expenses (Benefit)	(19,933,128)	12,148,323	1,434,386
Total	$714,272	$10,253,587	$1,271,765

Schedule of Deferred Tax Assets and Liabilities

The principal components of deferred income tax assets and liabilities are as follows:

	December 31,
	2012	2013
Net operating loss carried forward	$13,984,909	$29,784,578
Depreciation of property, plant and equipment	554,227	493,800
Inventory write-down	3,687,349	1,531,750
Bad debt provision	349,466	1,518,953
Government grants related to assets	320,960	423,938
Long-lived asset impairment	19,810,832	22,590,196
Others	390,491	290,652
Sub-total	39,098,234	56,633,867
Valuation Allowance	(37,682,733)	(56,633,867)
Total	$1,415,501	$-
Deferred tax assets are analyzed as:
Current	$358,435	$-
Non-current	1,057,066	-

Schedule of Effective Income Tax Rate Reconciliation

The effective income tax rate of the Group is different from the expected PRC statutory rate as a result of the following items:

	Year ended December 31,
	2011	2012	2013
PRC Enterprise Income Tax	25%	25%	25%
Preferential income tax rate of a subsidiary	(12)%	(9)%	(2)%
Effect of different reversal rate	(14)%	8%	3%
Additional tax deductions	-%	-%	(1)%
Non-deductible expenses	1%	-%	-%
Different tax rate in other jurisdictions	2%	(1)%	-%
Changes in valuation allowance	-%	(35)%	(26)%
Prior year adjustment	-%	2%	-%
Effective tax rate	2%	(10)%	(1)%

Schedule of Effects of Tax Holiday

The aggregate amount and per share effect of the tax holiday are as follows:

	Year ended December 31,
	2011	2012	2013
	$	$	$
The aggregate dollar effect (in thousands)	4,388	-	-
Per share effect-basic	0.02	-	-
Per share effect-diluted	0.02	-	-